Auditors' remuneration (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Auditors Remuneration [Line Items]
Total audit	$ 29.1	$ 28.1	$ 26.6
Audit-related assurance service	2.4	1.7	1.1
Other assurance services	2.9	3.5	3.0
Total assurance services	5.3	5.2	4.1
Tax compliance	0.0	0.0	0.0
Other non-audit services not covered above	0.2	0.2	0.1
Total non-audit services	5.5	5.4	4.2
Total Group auditors’ remuneration	34.6	33.5	30.8
Audit fees	31.5	30.0	27.7
Audit-related fees	2.9	3.3	3.0
Tax fees	0.0	0.0	0.0
All other fees	0.2	0.2	0.1
Audit of the financial statements of the Group’s subsidiaries	0.3	0.3	0.3
Fees in respect of pension scheme audits	0.1	0.1	0.1
Total audit fees payable to other accounting firms	0.4	0.4	0.4
Regulatory sustainability assurance services included in other assurance services	2.2
KPMG
Auditors Remuneration [Line Items]
Total Group auditors’ remuneration	34.6	33.5	30.8
Audit of the Group
Auditors Remuneration [Line Items]
Total audit	20.6	20.7	19.1
Audit of subsidiaries
Auditors Remuneration [Line Items]
Total audit	$ 8.5	$ 7.4	$ 7.5